UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08365

EVERGREEN SELECT FIXED INCOME TRUST
________________________________________________________________________
Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30, 5/31, 6/30, 10/31

Date of reporting period:  7/1/2009 - 6/30/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Select Fixed Income Trust
(the "Registrant"):

Evergreen Global and International Funds (FYE 10/31)
	Evergreen International Bond Fund

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Bond Fund

Evergreen National Municipal Bond Funds (FYE 5/31)
	Evergreen Intermediate Municipal Bond Fund

Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
	Evergreen Adjustable Rate Fund
	Evergreen Short Intermediate Bond Fund


The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08365
Reporting Period: 07/01/2009 - 06/30/2010
Evergreen Select Fixed Income Trust









======================== Evergreen Adjustable Rate Fund ========================


EVERGREEN FUNDS

Ticker:                      Security ID:  30023R647
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




=========================== Evergreen Core Bond Fund ===========================


EVERGREEN FUNDS

Ticker:                      Security ID:  300250602
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




================== Evergreen Intermediate Municipal Bond Fund ==================


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




====================== Evergreen International Bond  Fund ======================


EVERGREEN FUNDS

Ticker:                      Security ID:  300250602
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




====================== Evergreen Short Intermediate Fund =======================


EVERGREEN FUNDS

Ticker:                      Security ID:  300250602
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management

========== END NPX REPORT


                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT FIXED INCOME TRUST
                                By:   /s/ W. Douglas Munn
                                   ---------------------------------------
                                    W. Douglas Munn
                                    President
				    		(Chief Executive Officer)

Date:  August 23, 2010
     --------------------------